Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net

(6) Property and Equipment, Net

Property and equipment consisted of the following at December 31:

	Life	2011	2010
Land and improvements	Indefinite	$88	$86
Buildings, structures and related improvements	3-40	390	384
Machinery and equipment	8-20	1,229	1,170
Office equipment, vehicle and tooling	3-10	100	86
Software	5	48	52
Construction-in-process		54	46

		1,909	1,824
Less accumulated depreciation and amortization		(825)	(715)

Total property and equipment, net		$1,084	$1,109

Leasehold improvements and assets under capital leases, which are included in Buildings, structures and related improvements, are amortized over the shorter of the lease term (3-12 years) or estimated useful life of the assets.

Total depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $153, $154, and $149, respectively.

Interest costs of $1, $1, and $1 were capitalized for the years ended December 31, 2011, 2010 and 2009, respectively.